Registration No. 333-101625
Registration No. 811-21261

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☐
Post-Effective Amendment No.	26	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☐
Amendment No.	27	☒

(Check appropriate box or boxes)

RYDEX ETF TRUST
(Exact Name of Registrant as Specified in Charter)

805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850
(Address of Principal Executive Offices)

(301) 296-5100
(Registrant’s Telephone Number, Including Area Code)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
County of New Castle
(Name and Address of Agent for Service)

Copies To:
Donald C. Cacciapaglia, President 805 King Farm Boulevard Rockville, Maryland 20850	Amy J. Lee One Security Benefit Place Topeka, KS 66636-0001

It is proposed that this filing will become effective (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b) of Rule 485
☐       on_________ pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐       on _________ pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on_________ pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused the Post-Effective Amendment No. 26 to Registration Statement 333-101625 to be signed on its behalf by the undersigned, duly authorized, in the City of Rockville, State of Maryland on this 21st day of March, 2013.

/s/ Donald C. Cacciapaglia*
Donald C. Cacciapaglia
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 26 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Donald C. Cacciapaglia*	Member of the Board of Trustees	March 21, 2013
Donald C. Cacciapaglia

/s/ J. Kenneth Dalton*	Member of the Board of Trustees	March 21, 2013
J. Kenneth Dalton

/s/ John O. Demaret*	Member of the Board of Trustees	March 21, 2013
John O. Demaret

/s/ Patrick T. McCarville*	Member of the Board of Trustees	March 21, 2013
Patrick T. McCarville

/s/ Roger Somers*	Member of the Board of Trustees	March 21, 2013
Roger Somers

/s/ Corey A. Colehour*	Member of the Board of Trustees	March 21, 2013
Corey A. Colehour

/s/ Werner E. Keller*	Member of the Board of Trustees	March 21, 2013
Werner E. Keller

/s/ Thomas F. Lydon*	Member of the Board of Trustees	March 21, 2013
Thomas F. Lydon

/s/ Nikolaos Bonos	Vice President and Treasurer	March 21, 2013
Nikolaos Bonos

/s/ Nikolaos Bonos
* Nikolaos Bonos

*	Attorney-in-Fact, pursuant to power of attorney

EXHIBIT LIST

Exhibit Number	Exhibit:

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase